SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 11, 2022 shares	Oct. 04, 2022 shares	Aug. 16, 2022 USD ($)	Aug. 16, 2021 shares	Jul. 22, 2021 USD ($) shares	Aug. 31, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jul. 22, 2021 ₪ / shares shares
Class of Stock [Line Items]
Common stock outstanding (in shares)								327,477,544	327,477,544	317,679,746
Preferred stock outstanding (in shares)												141,461,817
SPAC merger and PIPE financing | $										$ 258,159
Stock split, ratio					26.7017
Common stock par value (in NIS per share) | ₪ / shares												₪ 0.01
Preferred stock par value (in NIS per share) | ₪ / shares												₪ 0.01
Number of shares sold under agreement (in shares)					30,000,000
Share-based compensation expense | $									$ 26,892	448,077	$ 52,763
Payment for share exchange | $									3,104
Conversion of shares (in shares)					30,000,000
Selling, general and administrative
Class of Stock [Line Items]
Share-based compensation expense | $									13,632	238,705	$ 31,344
Strategic Partner | Selling, general and administrative
Class of Stock [Line Items]
Share-based compensation expense | $										$ 18,802
Cowen Affiliate
Class of Stock [Line Items]
Issuance of shares (in shares)				250,000
Certain Investors | Preferred B Shares
Class of Stock [Line Items]
Exercise price of warrants (in USD per share) | $ / shares										$ 0.27
Payment for share exchange | $										$ 2,907
Conversion of shares (in shares)										10,662,377
Additional Paid-in Capital
Class of Stock [Line Items]
SPAC merger and PIPE financing | $					$ 258,159
Payment for share exchange | $									$ 3,104
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock outstanding (in shares)								244,060,434	244,060,434	234,262,636		47,261,181
Conversion of shares (in shares)	455,759	2,606,691
Class A Ordinary Shares | ATM Sales Agreement
Class of Stock [Line Items]
Value of shares available for issuance | $			$ 75,000
Number of shares sold under agreement (in shares)								0
Ordinary shares | Strategic Partner
Class of Stock [Line Items]
Issuance of shares (in shares)						370,479	1,989,622